Schedule of Assets and Liabilities of Variable Interest Entity (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets	$ 6,980,890	$ 2,737,112
TOTAL ASSETS	45,354,620	7,737,112
Variable Interest Entity, Not Primary Beneficiary [Member]
Current assets
Non-current assets
TOTAL ASSETS
Current liabilities
Non-current liabilities
Total liabilities